Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Allowance for bad debts	$ 132,000	$ 126,000
Stock-based compensation expense	773,000	773,000
Interest expense limitation carryover	182,000	75,000
Contribution carryover	5,000	3,000
Accrued expenses	144,000	204,000
Net operating loss carry forwards	10,122,000	7,657,000
Total	11,358,000	8,838,000
Property and equipment	(19,000)	(49,000)
Intangible assets	(405,000)	(478,000)
Total	(424,000)	(527,000)
Net deferred income tax assets	10,934,000	8,311,000
Valuation allowance	(10,934,000)	(8,311,000)
Total income tax benefit